ALLIANCE
                              --------------------
                                     UTILITY
                              --------------------
                                     INCOME
                              --------------------
                                      FUND
                              --------------------

                                                               Semi-Annual
                                                               Report
                                                               May 31, 1999

                                                      ALLIANCE CAPITAL [LOGO](R)

LETTER TO SHAREHOLDERS                              Alliance Utility Income Fund
================================================================================

July 7, 1999

Dear Shareholder:

This semi-annual shareholder report reviews investment results and market activity for Alliance Utility Income Fund (the "Fund") for the six- and twelve-month periods ended May 31, 1999. Total returns for your Fund are provided in the following table. For comparison, we have also supplied performance data for the Fund's benchmark, the NYSE Utility Index, as well as the S&P 500 Stock Index and the Lipper Utility Funds Average (the "Lipper Average").

INVESTMENT RESULTS*

Periods Ended May 31, 1999

                            Total Returns
                       6 Months      12 Months
                    -------------  -------------

Alliance Utility
  Income Fund
  Class A                17.77%        30.46%
  Class B                17.42%        29.68%
  Class C                17.32%        29.54%

NYSE Utility Index       13.05%        27.45%

S&P 500                  12.60%        21.03%

Lipper Utility
  Funds Average          11.89%        17.47%

* The Fund's investment results are total returns for the periods and are based on the net asset value of each class of shares. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Total returns for Advisor Class shares will differ due to different expenses associated with that class. Past performance is no guarantee of future results.

      The unmanaged NYSE Utility Index is comprised of 301 utility stocks and is one of four subgroup indices of the NYSE Composite Index. The NYSE Composite Index is a capitalization-weighted price only indicator that measures the changes in aggregate market value of NYSE common stocks, adjusted to eliminate the effects of capitalization changes, new listings and delistings. The S&P 500 Stock Index is an unmanaged index of 500 U.S. companies and is a common measure of the performance of the overall U.S. stock market. The Lipper Utility Funds Average consists of funds with similar investment objectives to the Alliance Utility Income Fund although the investment policies of funds within the Lipper universe may differ. For the six- and 12-month periods ended May 31, 1999, the Lipper Average consisted of 97 funds and 96 funds, respectively. An investor cannot invest directly in an index or an average.

      Additional investment results appear on page 3.

PERFORMANCE REVIEW

For the six- and twelve-month periods ended May 31, 1999, your Fund outperformed the NYSE Utility Index, the S&P 500 and its peer group, as represented by the Lipper Average.

Utility stocks tend to perform well during times of market stress. In August of 1998, a severe bout of nervousness due to the Russian debt crisis and domestic hedge fund problems caused the broad market to plummet, but the perceived safe-haven nature of utilities bolstered the sector. For the month of August alone, the S&P 500 dropped 14.5% while your Fund's decline was 5.2%. The market's subsequent rebound caused the S&P 500 to outperform the utility sector for the fourth quarter of 1998 and the first quarter of 1999. But in April of 1999, a market rotation out of growth stocks and into value stocks allowed utilities to outperform the broad market once again, and consequently the NYSE Utilities Index has posted stronger performance than the S&P 500.

Your Fund's strong outperformance versus both its benchmark and its utilities peer group of funds for the six- and twelve-month periods ended May 31, 1999, was primarily due to the Fund's overweighted positions in cable television convertible securities. The cable sector has gained in value as large industry leaders such as AT&T Corp. and Microsoft Corp. have invested in these companies to take advantage of their data transmission infrastructures. A large position in the convertible preferred of Qualcomm Incorporated, a wireless telephone technology company, also aided performance.

INVESTMENT OUTLOOK

1998 witnessed a series of financial and political crises that caused investors to reduce their tolerance for risk in their portfolios and engendered a flight to safety. But the panic contained the seeds of its own remedy. The deep recessions in the emerging markets removed capacity

                                                    Alliance Utility Income Fund
================================================================================

from their economies, allowing commodity prices to firm. At the same time, central banks around the globe began to stimulate their monetary systems. The result has been a renewal of global growth and a return of confidence to the marketplace.

The danger to the markets lies in a prolonged phase of Fed tightening. If this occurs then utility stocks may underperform. We have therefore adopted a conservative approach to managing the portfolio. We continue to seek the stocks of companies with reasonable valuation combined with growth potential. Finally, we rely on Alliance's internal research capabilities in selecting stocks that we expect to deliver superior performance.

Sincerely,


/s/ John D. Carifa

John D. Carifa
Chairman and President


/s/ Paul Rissman

Paul Rissman
Senior Vice President

--------------------------------------------------------------------------------
Shares of the Fund are not deposits or obligations of, guaranteed or endorsed by, any bank; further, such shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Shares of the Fund involve investment risks, including the possible loss of principal.
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND POLICIES                   Alliance Utility Income Fund
================================================================================

Alliance Utility Income Fund is an open-end, diversified investment portfolio that seeks current income and capital appreciation primarily through investments in the equity and fixed-income securities of companies in the utilities industry.

INVESTMENT RESULTS
================================================================================

NAV and SEC Average Annual Total Returns as of May 31, 1999

                 ------------------
                   CLASS A SHARES
                 ------------------
                                Without          With
                             Sales Charge    Sales Charge
                             ----------------------------
One Year                        30.46%          24.87%
Five Years                      18.58%          17.55%
Since Inception*                15.23%          14.35%

                 ------------------
                   CLASS B SHARES
                 ------------------
                                Without          With
                             Sales Charge    Sales Charge
                             ----------------------------
One Year                        29.68%          25.68%
Five Years                      17.76%          17.76%
Since Inception*                14.43%          14.43%

                 ------------------
                   CLASS C SHARES
                 ------------------
                                Without          With
                             Sales Charge    Sales Charge
                             ----------------------------
One Year                        29.54%          28.54%
Five Years                      17.78%          17.78%
Since Inception*                14.53%          14.53%

SEC Average Annual Total Returns
as of the most recent quarter-end (March 31, 1999)

                         Class A     Class B    Class C
                         -------     -------    -------
1 Year                     7.77%       7.77%     10.75%
Five Years                14.72%      14.92%     14.94%
Since Inception*          12.72%      12.81%     12.88%

The Fund's investment results represent Average Annual Total Returns. The NAV and SEC returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without (NAV) and with (SEC) the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year 1% contingent deferred sales charge for accounts over $1,000,000. Total returns for Advisor Class shares will differ due to different expenses associated with that class.

SEC Average Annual Total Returns as of the most recent quarter-end reflect reinvestment of all distributions and deduction of the maximum 4.25% front-end sales charges and applicable contingent deferred sales charges.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
* Inception: 10/18/93 Class A, Class B; 10/27/93 Class C.

TEN LARGEST HOLDINGS
May 31, 1999 (unaudited)                            Alliance Utility Income Fund
================================================================================

------------------------------------------------------------------------------------------------
COMPANY                                     COUNTRY             VALUE      PERCENT OF NET ASSETS
------------------------------------------------------------------------------------------------
AT&T Corp.                               United States      $ 4,419,076            4.8%
------------------------------------------------------------------------------------------------
NTL, Inc. 7.00%, 12/15/08                United States        3,380,000            3.7
------------------------------------------------------------------------------------------------
CMS Energy Corp.                         United States        3,357,300            3.7
------------------------------------------------------------------------------------------------
Pinnacle West Capital Corp.              United States        3,136,437            3.4
------------------------------------------------------------------------------------------------
Consolidated Edison, Inc.                United States        3,117,712            3.4
------------------------------------------------------------------------------------------------
Allegheny Energy, Inc.                   United States        2,929,500            3.2
------------------------------------------------------------------------------------------------
GPU, Inc.                                United States        2,788,000            3.0
------------------------------------------------------------------------------------------------
Unicom Corp.                             United States        2,750,312            3.0
------------------------------------------------------------------------------------------------
BellSouth Corp.                          United States        2,576,437            2.8
------------------------------------------------------------------------------------------------
SBC Communications, Inc.                 United States        2,556,250            2.8
------------------------------------------------------------------------------------------------
                                                            $31,011,024           33.8%
------------------------------------------------------------------------------------------------

MAJOR PORTFOLIO CHANGES
Six Months Ended May 31, 1999 (unaudited)
================================================================================

---------------------------------------------------------------------------------------------
                                                                         SHARES*
---------------------------------------------------------------------------------------------
PURCHASES                                     COUNTRY           BOUGHT       HOLDINGS 5/31/99
---------------------------------------------------------------------------------------------
Allegheny Energy, Inc.                      United States        84,000           84,000
---------------------------------------------------------------------------------------------
BCE, Inc.                                      Canada            46,000           46,000
---------------------------------------------------------------------------------------------
CMS Energy Corp.                            United States        34,700           72,200
---------------------------------------------------------------------------------------------
Consolidated Edison, Inc.                   United States        25,900           64,200
---------------------------------------------------------------------------------------------
Illinova Corp.                              United States        71,000           71,000
---------------------------------------------------------------------------------------------
Northern States Power Co.                   United States        60,000           60,000
---------------------------------------------------------------------------------------------
NTL, Inc. 7.00%, 12/15/08                   United States     2,000,000        2,000,000
---------------------------------------------------------------------------------------------
Pinnacle West Capital Corp.                 United States        32,000           74,900
---------------------------------------------------------------------------------------------
Reliant Energy, Inc.                        United States        60,000           60,000
---------------------------------------------------------------------------------------------
Unicom Corp.                                United States        65,000           65,000
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
SALES                                                             SOLD       HOLDINGS 5/31/99
---------------------------------------------------------------------------------------------
Qualcomm Financial Trust I 5.75% cv. pfd    United States        11,000           11,000
---------------------------------------------------------------------------------------------
TCI Communications, Inc. Series A cv. pfd.  United States        15,000               -0-
---------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
* Adjusted for a spin-off.

PORTFOLIO OF INVESTMENTS
May 31, 1999 (unaudited)                            Alliance Utility Income Fund
================================================================================

Company                                                Shares             Value
--------------------------------------------------------------------------------

COMMON & PREFERRED STOCKS-76.5%

UNITED STATES INVESTMENTS-70.4%

UTILITIES-57.2%

ELECTRIC & GAS UTILITY-36.3%
AGL Resources, Inc. ......................              9,700        $   183,088
Allegheny Energy, Inc. ...................             84,000          2,929,500
American Electric Power, Inc .............             22,500            975,938
CINergy Corp. ............................             28,200            962,325
CMS Energy Corp. .........................             72,200          3,357,300
Consolidated Edison, Inc. ................             64,200          3,117,712
DPL, Inc. ................................             34,200            617,738
Energy East Corp. ........................             74,000          2,053,500
FPL Group, Inc. ..........................             16,800            977,550
GPU, Inc. ................................             64,000          2,788,000
Illinova Corp. ...........................             71,000          1,930,312
KeySpan Energy Corp. .....................             14,800            399,600
MCN Energy Group, Inc. ...................              7,400            148,000
New Jersey Resources Corp ................              7,000            264,250
NIPSCO Industries, Inc. ..................             15,000            767,813
Nisource, Inc. ...........................             59,000          1,648,312
Northern States Power Co. ................             60,000          1,563,750
Northwest Natural Gas Co .................              8,400            201,600
People's Energy Corp. ....................              5,700            219,450
Pinnacle West Capital Corp ...............             74,900          3,136,437
Questar Corp. ............................             11,000            209,688
Reliant Energy, Inc. .....................             60,000          1,830,000
Sempra Energy ............................              9,774            210,141
Unicom Corp. .............................             65,000          2,750,312
                                                                     -----------
                                                                      33,242,316
                                                                     -----------
TELEPHONE UTILITY-18.8%
Ameritech Corp. ..........................             37,600          2,474,550
AT&T Corp. ...............................             79,623          4,419,076
Bell Atlantic Corp. ......................             18,400          1,007,400
BellSouth Corp. ..........................             54,600          2,576,437
Frontier Corp. ...........................             10,000            526,250
GTE Corp. ................................             27,000          1,702,688
SBC Communications, Inc ..................             50,000          2,556,250
U.S. West, Inc. ..........................             37,000          2,000,313
                                                                     -----------
                                                                      17,262,964
                                                                     -----------
MISCELLANEOUS-2.1%
MCI Worldcom, Inc. (a) ...................             22,500          1,943,437
                                                                     -----------
                                                                      52,448,717
                                                                     -----------
CONSUMER SERVICES-7.7%

BROADCASTING & CABLE-5.1%
MediaOne Group, Inc. .....................             25,600          2,144,000
Merrill Lynch "Cox" STRYPES ..............             30,000          2,029,688
Omnipoint Corp. 7.00% cv. pfd (b) ........             14,000            518,000
                                                                     -----------
                                                                       4,691,688
                                                                     -----------
ENTERTAINMENT & LEISURE-2.6%
CSC Holdings, Inc. Series I 8.50% cv.pfd .             20,000          2,352,500
                                                                     -----------
                                                                       7,044,188
                                                                     -----------
ENERGY-3.5%

DOMESTIC PRODUCERS-2.2%
Washington Gas Light Co. .................              8,900            217,494
Williams Cos., Inc. 3.50% pfd ............              7,500          1,812,187
                                                                     -----------
                                                                       2,029,681
                                                                     -----------
MISCELLANEOUS-1.3%
AES Trust I Series A 5.375% cv. pfd ......             16,000          1,163,000
                                                                     -----------
                                                                       3,192,681
                                                                     -----------
TECHNOLOGY-1.7%
MISCELLANEOUS-1.7%
Qualcomm Financial Trust I 5.75% cv.pfd ..             11,000          1,520,750
                                                                     -----------

PORTFOLIO OF INVESTMENTS (continued)                Alliance Utility Income Fund
================================================================================

Company                                                  Shares           Value
--------------------------------------------------------------------------------

MULTI INDUSTRY COMPANY-0.3%

Southwest Gas Corp. ............................          11,100     $   313,575
                                                                     -----------
Total United States Investments
   (cost $47,817,316) ..........................                      64,519,911
                                                                     -----------

FOREIGN INVESTMENTS-6.1%

ARGENTINA-1.0%
Telecom Argentina, SA ..........................          15,000         427,500
Telefonica De Argentina ........................          15,000         485,625
                                                                     -----------
Total Argentina ................................                         913,125
                                                                     -----------
AUSTRALIA-0.8%
Telstra Corp. Ltd. .............................         150,000         742,291
                                                                     -----------
CANADA-2.3%
BCE, Inc. ......................................          46,000       2,118,875
                                                                     -----------
MEXICO-1.4%
Telefonos de Mexico SA Series L (ADR) ..........          15,600       1,247,025
                                                                     -----------
PHILIPPINES-0.4%
Philippine Long Distance Telephone Co.
   3.50% cv. pfd. (GDS) ........................           7,800         390,000
                                                                     -----------

                                                         Shares or
                                                         Principal
                                                          Amount
Company                                                    (000)          Value
--------------------------------------------------------------------------------

SOUTH KOREA-0.2%
Korea Electric Power Corp. (a) ...................         6,890     $   210,909
                                                                     -----------
Total Foreign Investments
   (cost $4,949,994) .............................                     5,622,225
                                                                     -----------
Total Common & Preferred Stocks
   (cost $52,767,310) ............................                    70,142,136
                                                                     -----------

CONVERTIBLE BOND-3.7%

NTL, Inc.
   7.00%, 12/15/08 (b)(cost $2,010,860) ..........       $ 2,000       3,380,000
                                                                     -----------
SHORT-TERM INVESTMENT-18.8%

TIME DEPOSIT-18.8%
State Street Cayman Islands 4.50%, 6/01/99
   (amortized cost $17,294,000) ..................        17,294      17,294,000
                                                                     -----------

TOTAL INVESTMENTS-99.0%
   (cost $72,072,170) ............................                    90,816,136
Other assets less liabilities-1.0% ...............                       893,979
                                                                     -----------

NET ASSETS-100% ..................................                   $91,710,115
                                                                     ===========

--------------------------------------------------------------------------------
(a)   Non-income producing security.

(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 1999, these securities amounted to $3,898,000 or 4.3% of net assets.

      Glossary of Terms:

      ADR     - American Depositary Receipt.
      GDS     - Global Depositary Shares.
      STRYPES - Structured yield product exchangeable for stock.

      See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
May 31, 1999 (unaudited)                            Alliance Utility Income Fund
================================================================================

ASSETS
   Investments in securities, at value (cost $72,072,170) ................................    $90,816,136
   Cash ..................................................................................            182
   Receivable for capital stock sold .....................................................        964,421
   Dividends and interest receivable .....................................................        214,400
                                                                                              -----------
   Total assets ..........................................................................     91,995,139
                                                                                              -----------
LIABILITIES
   Payable for capital stock redeemed ....................................................         68,528
   Distribution fee payable ..............................................................         63,364
   Advisory fee payable ..................................................................         43,604
   Accrued expenses ......................................................................        109,528
                                                                                              -----------
   Total liabilities .....................................................................        285,024
                                                                                              -----------
NET ASSETS ...............................................................................    $91,710,115
                                                                                              ===========
COMPOSITION OF NET ASSETS
   Capital stock, at par .................................................................    $     5,505
   Additional paid-in capital ............................................................     71,358,800
   Undistributed net investment income ...................................................        113,127
   Accumulated net realized gain on investment and foreign currency transactions .........      1,488,717
   Net unrealized appreciation of investments ............................................     18,743,966
                                                                                              -----------
                                                                                              $91,710,115
                                                                                              ===========
CALCULATION OF MAXIMUM OFFERING PRICE
   Class A Shares
   Net asset value and redemption price per share
     ($17,414,002 / 1,041,271 shares of capital stock issued and outstanding) ............         $16.72
   Sales charge--4.25% of public offering price ..........................................            .74
                                                                                                   ------
   Maximum offering price ................................................................         $17.46
                                                                                                   ======
   Class B Shares
   Net asset value and offering price per share
     ($59,338,572 / 3,567,043 shares of capital stock issued and outstanding) ............         $16.64
                                                                                                   ======
   Class C Shares
   Net asset value and offering price per share
     ($13,630,729 / 818,350 shares of capital stock issued and outstanding) ..............         $16.66
                                                                                                   ======
   Advisor Class Shares
   Net asset value, redemption and offering price per share
     ($1,326,812 / 79,208 shares of capital stock issued and outstanding) ................         $16.75
                                                                                                   ======

--------------------------------------------------------------------------------
See notes to financial statements

STATEMENT OF OPERATIONS
Six Months Ended May 31, 1999 (unaudited)           Alliance Utility Income Fund
================================================================================

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $3,419)..................       $999,809
   Interest.............................................................        308,004      $ 1,307,813
                                                                               --------
EXPENSES
   Advisory fee.........................................................        262,661
   Distribution fee - Class A...........................................         18,904
   Distribution fee - Class B...........................................        232,654
   Distribution fee - Class C...........................................         50,305
   Administrative.......................................................         62,500
   Transfer agency......................................................         55,874
   Custodian............................................................         50,144
   Audit and legal......................................................         31,236
   Registration.........................................................         28,836
   Printing.............................................................         15,985
   Directors' fees......................................................         14,000
   Miscellaneous........................................................          1,964
                                                                               --------
   Total expenses.......................................................        825,063
   Less: expenses waived and reimbursed by the Adviser (see Note B).....        (99,713)
   Less: expense offset arrangement (see Note B)........................         (3,529)
                                                                               --------
   Net expenses.........................................................                         721,821
                                                                                             -----------
   Net investment income................................................                         585,992
                                                                                             -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS
   Net realized gain on investment transactions.........................                       1,366,751
   Net realized loss on foreign currency transactions...................                          (2,792)
   Net change in unrealized appreciation of investments.................                       9,250,536
                                                                                             -----------
   Net gain on investments and foreign currency transactions............                      10,614,495
                                                                                             -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS..............................                     $11,200,487
                                                                                             ===========

--------------------------------------------------------------------------------
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS                  Alliance Utility Income Fund
================================================================================

                                                                                   Six Months Ended      Year Ended
                                                                                     May 31, 1999       November 30,
                                                                                      (unaudited)           1998
                                                                                   ----------------    --------------
INCREASE IN NET ASSETS FROM OPERATIONS
   Net investment income .......................................................      $    585,992      $    560,091
   Net realized gain on investments and foreign currency transactions ..........         1,363,959         1,421,608
   Net change in unrealized appreciation of investments ........................         9,250,536         5,059,359
                                                                                      ------------      ------------
   Net increase in net assets from operations ..................................        11,200,487         7,041,058
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
     Class A ...................................................................          (119,571)         (145,708)
     Class B ...................................................................          (351,009)         (362,844)
     Class C ...................................................................           (72,443)          (78,247)
     Advisor Class .............................................................            (8,003)           (1,520)
   Net realized gain on investments
     Class A ...................................................................          (233,506)         (157,473)
     Class B ...................................................................          (872,536)         (561,587)
     Class C ...................................................................          (174,312)         (128,179)
     Advisor Class .............................................................           (12,855)           (1,582)
CAPITAL STOCK TRANSACTIONS
   Net increase ................................................................        29,189,574        25,206,430
                                                                                      ------------      ------------
   Total increase ..............................................................        38,545,826        30,810,348
NET ASSETS
   Beginning of year ...........................................................        53,164,289        22,353,941
                                                                                      ------------      ------------
   End of period (including undistributed net investment income of
     $113,127 and $78,086, respectively) .......................................      $ 91,710,115      $ 53,164,289
                                                                                      ============      ============

--------------------------------------------------------------------------------
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
May 31, 1999 (unaudited)                            Alliance Utility Income Fund
================================================================================

NOTE A: Significant Accounting Policies

Alliance Utility Income Fund, Inc. (the "Fund") organized as a Maryland corporation on July 28, 1993, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) are generally valued at the last reported sales price or if no sale occurred, at the mean of the closing bid and asked prices on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter, are valued at the mean of the current bid and asked price. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Directors. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair market value of such securities.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized foreign currency gains and losses represent foreign exchange gains and losses from sales and maturities of debt securities and foreign exchange currency contracts, currency gains and losses realized between the trade and settlement dates on security transactions and the difference between the amounts of dividends and interest recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The Fund does not isolate the effect of fluctuations in foreign currency exchange rates when determining the gain or loss upon the sale of equity securities. Net currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates would be reflected as a component of net unrealized appreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment

                                                    Alliance Utility Income Fund
================================================================================

companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. The Fund accretes discounts as adjustments to interest income. Investment gains and losses are determined on the identified cost basis.

5. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and the Advisor Class shares have no distribution fees.

6. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences, do not require such reclassification.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Other Transactions With Affiliates

Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser"), an advisory fee at an annual rate of
 .75% of the Fund's average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis to 1.50%, 2.20%, 2.20% and 1.20% of the daily average net assets for the Class A, Class B, Class C and Advisor Class shares, respectively. For the six months ended May 31, 1999, such reimbursement amounted to $99,713. The Adviser may terminate the voluntary waiver at any time.

Pursuant to the advisory agreement, the Fund paid $62,500 to the Adviser representing the cost of certain legal and accounting services provided to the Fund by the Adviser for the six months ended May 31, 1999.

The Fund compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $34,344 for the six months ended May 31, 1999.

For the six months ended May 31, 1999, the Fund's expenses were reduced by $3,529 under an expense offset arrangement with Alliance Fund Services.

Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund's shares. The Distributor received front-end sales charges of $13,543 from the sale of Class A shares and $59,277 and $2,465 in contingent deferred sales charges imposed upon redemptions by shareholders of Class B and Class C shares, respectively, for the six months ended May 31, 1999.

Brokerage commissions paid on investment transactions for the six months ended May 31, 1999 amounted to $35,725, none of which was paid to brokers utilizing the services of the Pershing Division of Donaldson, Lufkin & Jenrette Securities Corp. ("DLJ"), an affiliate of the Adviser, nor to DLJ directly.

--------------------------------------------------------------------------------

NOTE C: Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays a distribution fee to the Distributor at an annual rate of up to .30% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. There is no distribution fee on the Advisor Class shares. The fees are accrued daily and paid

NOTES TO FINANCIAL STATEMENTS (continued)           Alliance Utility Income Fund
================================================================================

monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $3,250,649 and $634,024 for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods as long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) aggregated $22,415,130 and $2,574,643, respectively, for the six months ended May 31, 1999. There were no purchases or sales of U.S. government and government agency obligations for the six months ended May 31, 1999.

At May 31, 1999, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Gross unrealized appreciation of investments was $19,215,932 and gross unrealized depreciation of investments was $471,966 resulting in net unrealized appreciation of $18,743,966.

--------------------------------------------------------------------------------

NOTE E: Capital Stock

There are 12,000,000,000 shares of $.001 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Each class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:

                                         -----------------------------------   -----------------------------------
                                                        SHARES                               AMOUNT
                                         -----------------------------------   -----------------------------------
                                         Six Months Ended      Year Ended      Six Months Ended      Year Ended
                                           May 31, 1999       November 30,       May 31, 1999       November 30,
                                            (unaudited)           1998            (unaudited)           1998
                                         ----------------   ----------------   ----------------   ----------------
Class A
Shares sold ..........................          437,999            468,890       $  6,888,123       $  6,379,213
Shares issued in reinvestment of
   dividends and distributions .......           21,477             20,981            319,186            269,518
Shares converted from Class B ........           14,920             40,217            235,291            545,405
Shares redeemed ......................         (100,077)          (192,896)        (1,550,209)        (2,611,790)
                                           ------------       ------------       ------------       ------------
Net increase .........................          374,319            337,192       $  5,892,391       $  4,582,346
                                           ============       ============       ============       ============
Class B
Shares sold ..........................        1,496,963          1,941,311       $ 23,263,442       $ 26,650,389
Shares issued in reinvestment of
   dividends and distributions .......           62,734             36,970            928,782            472,569
Shares converted to Class A ..........          (14,987)           (40,339)          (235,291)          (545,405)
Shares redeemed ......................         (408,654)          (693,665)        (6,330,052)        (9,518,629)
                                           ------------       ------------       ------------       ------------
Net increase .........................        1,136,056          1,244,277       $ 17,626,881       $ 17,058,924
                                           ============       ============       ============       ============
Class C
Shares sold ..........................          414,558            297,300       $  6,473,677       $  4,120,508
Shares issued in reinvestment of
   dividends and distributions .......           15,093             14,697            223,763            187,278
Shares redeemed ......................         (109,594)           (87,264)        (1,703,162)        (1,199,168)
                                           ------------       ------------       ------------       ------------
Net increase .........................          320,057            224,733       $  4,994,278       $  3,108,618
                                           ============       ============       ============       ============

                                                    Alliance Utility Income Fund
================================================================================

                                         -----------------------------------   -----------------------------------
                                                        SHARES                               AMOUNT
                                         -----------------------------------   -----------------------------------
                                         Six Months Ended      Year Ended      Six Months Ended      Year Ended
                                           May 31, 1999       November 30,       May 31, 1999       November 30,
                                            (unaudited)           1998            (unaudited)           1998
                                         ----------------   ----------------   ----------------   ----------------
Advisor Class
Shares sold ..........................           56,809             34,635       $    882,822       $    491,497
Shares issued in reinvestment of
   dividends and distributions .......            1,029                228             15,343              2,921
Shares redeemed ......................          (14,241)            (2,634)          (222,141)           (37,876)
                                           ------------       ------------       ------------       ------------
Net increase .........................           43,597             32,229       $    676,024       $    456,542
                                           ============       ============       ============       ============

--------------------------------------------------------------------------------

NOTE F: Concentration of Risk

Investing in securities of foreign companies involves special risks which include the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of United States companies.

The investments in utility companies may be subject to a variety of risks depending, in part, on such factors as the type of utility involved and its geographic location. The revenues of domestic and foreign utilities companies generally reflect the economic growth and development in the geographic areas in which they do business.

--------------------------------------------------------------------------------

NOTE G: Bank Borrowing

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions, in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended May 31, 1999.

FINANCIAL HIGHLIGHTS                                Alliance Utility Income Fund
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                   --------------------------------------------------------------------------
                                                                                    CLASS A
                                                   --------------------------------------------------------------------------
                                                    Six Months
                                                       Ended                         Year Ended November 30,
                                                   May 31, 1999     ---------------------------------------------------------
                                                    (unaudited)        1998        1997        1996        1995        1994
                                                   -----------      ---------   ---------   ---------   ---------   ---------
Net asset value, beginning of year ..............     $14.68          $12.48      $10.59      $10.22       $8.97       $9.92
                                                     -------         -------     -------     -------     -------     -------
Income From Investment Operations
Net investment income (a) .......................        .17(b)          .30(b)      .32(b)      .18(b)      .27(b)      .42
Net realized and unrealized gain (loss)
   on investment transactions ...................       2.37            2.69        2.04         .65        1.43        (.89)
                                                     -------         -------     -------     -------     -------     -------
Net increase (decrease) in net asset
   value from operations ........................       2.54            2.99        2.36         .83        1.70        (.47)
                                                     -------         -------     -------     -------     -------     -------
Less: Dividends and Distributions
Dividends from net investment income ............       (.16)           (.32)       (.34)       (.46)       (.45)       (.48)
Distributions from net realized gains ...........       (.34)           (.47)       (.13)         -0-         -0-         -0-
                                                     -------         -------     -------     -------     -------     -------
Total dividends and distributions ...............       (.50)           (.79)       (.47)       (.46)       (.45)       (.48)
                                                     -------         -------     -------     -------     -------     -------
Net asset value, end of period ..................     $16.72          $14.68      $12.48      $10.59      $10.22       $8.97
                                                     =======         =======     =======     =======     =======     =======
Total Return
Total investment return based on net
   asset value (c) ..............................      17.77%          24.99%      23.10%       8.47%      19.58%      (4.86)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) .......    $17,414          $9,793      $4,117      $3,294      $2,748      $1,068
Ratios to average net assets of:
   Expenses, net of waivers/reimbursements ......       1.51%(d)(e)     1.50%       1.50%       1.50%       1.50%       1.50%
   Expenses, before waivers/reimbursements ......       1.77%(d)        2.48%       3.55%       3.38%       4.86%      13.72%
   Net investment income ........................       2.23%(d)        2.23%       2.89%       1.67%       2.48%       4.13%
Portfolio turnover rate .........................          4%             16%         37%         98%        162%         30%

--------------------------------------------------------------------------------
See footnote summary on page 17.

                                                    Alliance Utility Income Fund
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                ------------------------------------------------------------------------------
                                                                                  CLASS B
                                                ------------------------------------------------------------------------------
                                                 Six Months
                                                    Ended                          Year Ended November 30,
                                                May 31, 1999     -------------------------------------------------------------
                                                 (unaudited)        1998         1997         1996         1995         1994
                                                -----------      ---------    ---------    ---------    ---------    ---------
Net asset value, beginning of year ........       $14.62           $12.46       $10.57       $10.20        $8.96        $9.91
                                                 -------          -------      -------      -------      -------      -------
Income From Investment Operations
Net investment income (a) .................          .12(b)           .21(b)       .25(b)       .10(b)       .18(b)       .37
Net realized and unrealized gain (loss)
   on investment transactions .............         2.36             2.67         2.04          .67         1.45         (.91)
                                                 -------          -------      -------      -------      -------      -------
Net increase (decrease) in net asset
   value from operations ..................         2.48             2.88         2.29          .77         1.63         (.54)
                                                 -------          -------      -------      -------      -------      -------
Less: Dividends and Distributions
Dividends from net investment income ......         (.12)            (.25)        (.27)        (.40)        (.39)        (.41)
Distributions from net realized gains .....         (.34)            (.47)        (.13)          -0-          -0-          -0-
                                                 -------          -------      -------      -------      -------      -------
Total dividends and distributions .........         (.46)            (.72)        (.40)        (.40)        (.39)        (.41)
                                                 -------          -------      -------      -------      -------      -------
Net asset value, end of period ............       $16.64           $14.62       $12.46       $10.57       $10.20        $8.96
                                                 =======          =======      =======      =======      =======      =======
Total Return
Total investment return based on net
   asset value (c) ........................        17.42%           24.02%       22.35%        7.82%       18.66%       (5.59)%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ........................      $59,339          $35,550      $14,782      $13,561      $10,988       $2,353
Ratios to average net assets of:
   Expenses, net of waivers/
     reimbursements .......................         2.21%(d)(e)      2.20%        2.20%        2.20%        2.20%        2.20%
   Expenses, before waivers/
     reimbursements .......................         2.49%(d)         3.21%        4.28%        4.08%        5.34%       14.42%
   Net investment income ..................         1.53%(d)         1.56%        2.27%         .95%        1.60%        3.53%
Portfolio turnover rate ...................            4%              16%          37%          98%         162%          30%

--------------------------------------------------------------------------------
See footnote summary on page 17.

FINANCIAL HIGHLIGHTS (continued)                    Alliance Utility Income Fund
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                              ------------------------------------------------------------------------------
                                                                                CLASS C
                                              ------------------------------------------------------------------------------
                                               Six Months
                                                  Ended                          Year Ended November 30,
                                              May 31, 1999     -------------------------------------------------------------
                                               (unaudited)        1998         1997         1996         1995         1994
                                              -----------      ---------    ---------    ---------    ---------    ---------
Net asset value, beginning of year .........     $14.65          $12.47       $10.59       $10.22        $8.97        $9.92
                                                -------         -------      -------      -------      -------      -------
Income From Investment Operations
Net investment income (a) ..................        .12(b)          .21(b)       .25(b)       .11(b)       .18(b)       .39
Net realized and unrealized gain (loss)
   on investment transactions ..............       2.35            2.69         2.03          .66         1.46         (.93)
                                                -------         -------      -------      -------      -------      -------
Net increase (decrease) in net asset
   value from operations ...................       2.47            2.90         2.28          .77         1.64         (.54)
                                                -------         -------      -------      -------      -------      -------
Less: Dividends and Distributions
Dividends from net investment income .......       (.12)           (.25)        (.27)        (.40)        (.39)        (.41)
Distributions from net realized gains ......       (.34)           (.47)        (.13)          -0-          -0-          -0-
                                                -------         -------      -------      -------      -------      -------
Total dividends and distributions ..........       (.46)           (.72)        (.40)        (.40)        (.39)        (.41)
                                                -------         -------      -------      -------      -------      -------
Net asset value, end of period .............     $16.66          $14.65       $12.47       $10.59       $10.22        $8.97
                                                =======         =======      =======      =======      =======      =======
Total Return
Total investment return based on net
   asset value (c) .........................      17.32%          24.16%       22.21%        7.81%       18.76%       (5.58)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) ..    $13,631          $7,298       $3,413       $3,376       $3,500       $2,651
Ratios to average net assets of:
   Expenses, net of waivers/
     reimbursements ........................       2.21%(d)(e)     2.20%        2.20%        2.20%        2.20%        2.20%
   Expenses, before waivers/
     reimbursements ........................       2.49%(d)        3.22%        4.28%        4.07%        5.99%       14.42%
   Net investment income ...................       1.55%(d)        1.54%        2.27%         .94%        1.88%        3.60%
Portfolio turnover rate ....................          4%             16%          37%          98%         162%          30%

--------------------------------------------------------------------------------
See footnote summary on page 17.

                                                    Alliance Utility Income Fund
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                             ------------------------------------------------------
                                                                 ADVISOR CLASS
                                             ------------------------------------------------------
                                                                                        October 2,
                                              Six Months                                 1996(f)
                                                 Ended       Year Ended November 30,       to
                                             May 31, 1999    -----------------------   November 30,
                                              (unaudited)       1998         1997         1996
                                             -----------     ---------    ----------    ---------
Net asset value, beginning of period .......    $14.70         $12.49       $10.59        $9.95
                                                ------         ------       ------       ------
Income From Investment Operations
Net investment income (a)(b) ...............       .20            .37          .36          .03
Net realized and unrealized gain
   on investment transactions ..............      2.36           2.66         2.04          .61
                                                ------         ------       ------       ------
Net increase in net asset
   value from operations ...................      2.56           3.03         2.40          .64
                                                ------         ------       ------       ------
Less: Dividends and Distributions
Dividends from net investment income .......      (.17)          (.35)        (.37)          -0-
Distributions from net realized gains ......      (.34)          (.47)        (.13)          -0-
                                                ------         ------       ------       ------
Total dividends and distributions ..........      (.51)          (.82)        (.50)          -0-
                                                ------         ------       ------       ------
Net asset value, end of period .............    $16.75         $14.70       $12.49       $10.59
                                                ======         ======       ======       ======
Total Return
Total investment return based on net
   asset value (c) .........................     17.94%         25.34%       23.57%        6.33%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) ..    $1,327           $523          $42          $33
Ratios to average net assets of:
   Expenses, net of waivers/
     reimbursements ........................      1.21%(d)(e)    1.20%        1.20%        1.20%(e)
   Expenses, before waivers/
     reimbursements ........................      1.46%(d)       2.21%        3.29%        3.48%(e)
   Net investment income ...................      2.55%(d)       2.83%        3.28%        4.02%(e)
Portfolio turnover rate ....................         4%            16%          37%          98%

--------------------------------------------------------------------------------
(a)   Net of fees waived and expenses reimbursed by the Adviser.

(b)   Based on average shares outstanding.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.

(d)   Annualized.

(e) Ratios reflect expenses grossed up for expense offset arrangement with the Transfer Agent. For the six months ended May 31, 1999, the ratios of expenses net of waivers/reimbursement were 1.50%, 2.20%, 2.20% and 1.20% for Class A, B, C and Advisor Class shares, respectively.

(f)   Commencement of distribution.

                                                    Alliance Utility Income Fund
================================================================================

BOARD OF DIRECTORS
John D. Carifa, Chairman and President
Ruth Block (1)
David H. Dievler (1)
John H. Dobkin (1)
William H. Foulk, Jr. (1)
Dr. James M. Hester (1)
Clifford L. Michel (1)
Donald J. Robinson (1)

OFFICERS
Kathleen A. Corbet, Senior Vice President
Paul C. Rissman, Senior Vice President
Thomas J. Bardong, Vice President
Annie Tsao, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller

CUSTODIAN
State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

PRINCIPAL UNDERWRITER
Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

LEGAL COUNSEL
Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

TRANSFER AGENT
Alliance Fund Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800) 221-5672

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

--------------------------------------------------------------------------------
(1) Member of the Audit Committee.

THE ALLIANCE FAMILY OF MUTUAL FUNDS
================================================================================

Fixed Income

Alliance Bond Fund
     U.S. Government Portfolio
     Corporate Bond Portfolio
Alliance Global Dollar Government Fund
Alliance Global Strategic Income Trust
Alliance High Yield Fund
Alliance Mortgage Securities Income Fund
Alliance Limited Maturity Government Fund
Alliance Multi-Market Strategy Trust
Alliance North American Government Income Trust
Alliance Short-Term U.S. Government Fund

Tax-Free Income

Alliance Municipal Income Fund
     California Portfolio
     Insured California Portfolio
     Insured National Portfolio
     National Portfolio
     New York Portfolio
Alliance Municipal Income Fund II
     Arizona Portfolio
     Florida Portfolio
     Massachusetts Portfolio
     Michigan Portfolio
     Minnesota Portfolio
     New Jersey Portfolio
     Ohio Portfolio
     Pennsylvania Portfolio
     Virginia Portfolio

Money Market

AFD Exchange Reserves

Growth

The Alliance Fund
Alliance Global Environment Fund
Alliance Growth Fund
Alliance Premier Growth Fund
Select Investors Series - Premier Portfolio

Growth & Income

Alliance Balanced Shares
Alliance Conservative Investors Fund
Alliance Growth & Income Fund
Alliance Growth Investors Fund
Alliance Real Estate Investment Fund
Alliance Utility Income Fund

Aggressive Growth

Alliance Global Small Cap Fund
Alliance Quasar Fund
Alliance Technology Fund

International

Alliance All-Asia Investment Fund
Alliance Greater China '97 Fund
Alliance International Fund
Alliance International Premier Growth Fund
Alliance New Europe Fund
Alliance Worldwide Privatization Fund

Institutional

Premier Growth
Quasar
Real Estate Investment

Closed-End Funds

Alliance All-Market Advantage Fund
ACM Government Income Fund
ACM Government Opportunity Fund
ACM Government Securities Fund
ACM Government Spectrum Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
Alliance World Dollar Government Fund
Alliance World Dollar Government Fund II
The Austria Fund
The Korean Investment Fund
The Spain Fund
The Southern Africa Fund

Cash Management Services

Alliance Capital Reserves
Alliance Government Reserves
Alliance Institutional Reserves
     Prime Portfolio
     Government Portfolio
     Tax-Free Portfolio
     Treasury Portfolio
     Trust Portfolio
Alliance Insured Account
Alliance Money Reserves
Alliance Municipal Trust
     California Portfolio
     Connecticut Portfolio
     Florida Portfolio
     General Portfolio
     Massachusetts Portfolio
     New Jersey Portfolio
     New York Portfolio
     Virginia Portfolio
Alliance Treasury Reserves
Alliance Money Market Fund
     Prime Portfolio
     General Municipal Portfolio
     Government Portfolio

ALLIANCE UTILITY INCOME FUND                                    ----------------
1345 Avenue of the Americas                                        BULK RATE
New York, NY 10105                                               U.S. POSTAGE
(800) 221-5672                                                       PAID
                                                                  New York, NY
Alliance Capital [LOGO](R)                                      Permit No. 7131
                                                                ----------------

This report is intended solely for distribution to current shareholders of the Fund.

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

UIFSR599